Loans Receivable, Net - Schedule of Breakdown of funds payable to investors of consolidated trusts (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Institutional funding partners [Member]
Schedule of Breakdown of funds payable to investors of consolidated trusts [Line Items]
Investment principal amount	¥ 1,571,005	¥ 3,529,785
Accrued interest	90,836	130,698
Total	1,661,841	3,660,483
The Group [Member]
Schedule of Breakdown of funds payable to investors of consolidated trusts [Line Items]
Investment principal amount	642,918	1,316,130
Accrued interest	1,126,146	911,080
Total	¥ 1,769,064	¥ 2,227,210